Note 4 - Leases (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2019	Mar. 31, 2022	Dec. 31, 2021
Operating Lease, Monthly Payments		$ 4,878
Finance Lease, Liability, Payment, Due, Total		$ 272,229
Operating Lease, Weighted Average Remaining Lease Term (Year)		2 years 1 month 6 days
Finance Lease, Weighted Average Remaining Lease Term (Year)		2 years 6 months
Operating Lease, Weighted Average Discount Rate, Percent			7.00%
Finance Lease, Weighted Average Discount Rate, Percent			1.90%
Heavy-duty Forklift [Member]
Lessee, Finance Lease, Term of Contract (Year)	5 years
Finance Lease, Liability, Payment, Due, Total	$ 518,616
Finance Lease, Monthly Payment	$ 9,074